Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

29.Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2018:

Name of related parties	Relationship with the Group

Tencent and its subsidiaries ("Tencent Group")	A shareholder of the Group
Shanghai Icson and its subsidiaries ("Shanghai Icson Group")	An investee of the Group and has been fully acquired since April 2016
Lexin and its subsidiaries ("Lexin Group")(*)	An investee of the Group
Bitauto and its subsidiaries ("Bitauto Group")	An investee of the Group
Tuniu and its subsidiaries ("Tuniu Group")	An investee of the Group
Dada and its subsidiaries ("Dada Group")	An investee of the Group
JD Digits	An entity and its subsidiaries controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”)	An investee of the Group

(*) As the Group was no longer the major vendor of Lexin Group and the Group had no significant influence on it, Lexin Group was not recognized as the Group’s related party in the year of 2018.

(a)	The Group entered into the following transactions with the major related parties:

	For the year ended December 31,
Transactions	2016	2017	2018
	RMB	RMB	RMB
Revenues:
Services and sales of goods to Lexin Group	667,495	543,304	—
Commission service revenue from cooperation on advertising business with Tencent Group	184,241	260,572	345,186
Services to Tencent Group	52	31,505	276,728
Services and sales of goods to Dada Group	124,092	38,165	60,197
Traffic support, marketing and promotion services provided to Bitauto Group	610,722	609,055	608,844
Traffic support, marketing and promotion services provided to Tuniu Group	132,405	132,042	132,008
Traffic support, marketing and promotion services provided to Dada Group	41,409	62,195	62,129
Services and sales of goods to JD Digits	191,524	181,307	403,487
Traffic support, marketing and promotion services provided to JD Digits	101,114	90,506	45,606

Operating expenses:
Services and purchases from Shanghai Icson Group	20,871	—	—
Services and purchases from Tencent Group	244,644	674,727	1,175,849
Services from Dada Group	136,515	694,207	938,627
Payment processing and other services from JD Digits	1,669,840	2,936,416	3,930,847

Other income:
Income from non-compete agreement with Dada Group	53,186	80,447	78,771
Interest income from loans provided to JD Digits	533,180	871,014	179,556

Revenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.02%,  0.01% and 0.06% of total net revenues of the Group for the years ended December 31, 2016, 2017, and 2018, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.03%,  0.07% and 0.14% of total operating expenses of the Group for the years ended December 31, 2016, 2017, and 2018, respectively.

(b)	The Group had the following balances with the major related parties:

	As of December 31,
	2017	2018
	RMB	RMB
Due from Tencent Group	595,105	862,781
Due from JD Digits
Loans provided to JD Digits(**)	11,747,066	4,427,907
Other receivables from/(payables to) JD Digits	328,969	(525,669)
Total	12,671,140	4,765,019

Due to Lexin Group	(1,367)	—
Due to Tuniu Group	(5,451)	(585)
Due to Dada Group	(7,378)	(118,135)
Total	(14,196)	(118,720)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(1,379,965)	(771,121)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(346,568)	(214,560)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(331,354)	(269,225)
Total	(2,057,887)	(1,254,906)

Other liabilities in relation to non-compete obligation to Dada Group	(415,082)	(354,236)
Total	(415,082)	(354,236)

(**) In relation to the loans provided to JD Digits, the Group charged JD Digits based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the Consolidated Statements of Cash Flows.

As of December 31, 2017 and 2018, the Group recorded amount due from related parties other than the major related parties as stated above of RMB21,621 and RMB267,446, which represented approximately 0.12% and 1.79% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2017 and 2018, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties as stated above of RMB69,329 and RMB168,621, which represented approximately 0.07% and 0.15% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities, respectively.

(c)  Other information related to related party transactions:

On October 27, 2017, to provide a temporary bridging finance to Yixin Group, the Group entered into an entrusted loan agreement with Yixin Group and an independent third-party PRC commercial bank whereby the Group lent a total of RMB1,000,000 to Yixin Group. The bridge loan was on normal commercial terms and Yixin Group repaid the loan and associated interest before December 31, 2017.

Based on a series of agreements signed on January 1, 2016, JD Digits will perform the credit risk assessment and other related services in relation to consumer financing business and obtain the rewards from such services, thus JD Digits will purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agree to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of over-due consumer financing receivable related to the consumer financing business transferred from the Group to JD Digits were RMB423,356,  RMB497,239 and RMB242,473 for the years ended December 31, 2016, 2017 and 2018, respectively. In connection with the consumer financing business, JD Digits charged the Group RMB553,612,  RMB793,218, and RMB1,055,239, for the years ended December 31, 2016, 2017, and 2018 for payment processing services provided to the Group, which are included in “payment processing and other services from JD Digits” stated above.

In 2017 and 2018, the Group also transferred certain financial assets to JD Digits with or without recourse at fair value. The accounts receivables transferred with recourse were RMB167,897 and RMB1,387,774 for the years ended December 31, 2017 and 2018, which were not derecognized, while the accounts receivables transferred without recourse were RMB1,583,968 and RMB9,854,493, and were derecognized.

Mr. Richard Qiangdong Liu, the Group’s Chairman of the Board and Chief Executive Officer, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty as employee is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.

The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.